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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                ________________

                                    FORM N-PX
                                ________________


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02183

                                ________________

                         MASSMUTUAL CORPORATE INVESTORS
               (Exact name of registrant as specified in charter)
                                ________________

                                1500 Main Street
                                 P.O. Box 15189
                           Springfield, MA 01115-5189
               (Address of principal executive offices) (Zip code)

________________________________________________________________________________

      Patricia J. Walsh, Vice President, Secretary and Chief Legal Officer
            1500 Main Street, Suite 2800, Springfield, MA 01115-5189
                     (name and address of agent for service)
________________________________________________________________________________

               Registrant's telephone number, including area code:
                                  413-226-1000
                      Date of fiscal year end: December 31
             Date of reporting period: July 1, 2009 - June 30, 2010




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
ITEM 1. PROXY VOTING RECORD.

Bally Total Fitness Holding Corp.

Ticker: N/A                           Security ID:  05873KAL2
Meeting Date: August 7, 2009          Meeting Type: Written Consent
Record Date: July 9, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  The Plan                              None       Abstain          Management

Chase Packaging Corporation

Ticker: CPKA                          Security ID:  161635107
Meeting Date: June 11, 2010           Meeting Type: Annual
Record Date: April 13, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Allen T. McInnes       For        Withhold         Management
2.  Elect Director William J. Barrett     For        Withhold         Management
3.  Elect Director Herbert M. Gardner     For        Withhold         Management
4.  Elect Director Edward L. Flynn        For        For              Management
5.  Elect Director Wayne A. Whitener      For        Withhold         Management
6.  Ratify Auditors                       For        For              Management

CKX Inc

Ticker: CKXE                          Security ID:  12562M106
Meeting Date: December 18, 2009       Meeting Type: Annual
Record Date: October 30, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Robert F.X. Sillerman  For        For              Management
2.  Elect Director Simon Fuller           For        For              Management
3.  Elect Director Howard J. Tytel        For        For              Management
4.  Elect Director Edwin M. Banks         For        Withhold         Management
5.  Elect Director Edward Bleier          For        Withhold         Management
6.  Elect Director Bryan Bloom            For        For              Management
7.  Elect Director Jerry L. Cohen         For        For              Management
8.  Elect Director Carl D. Harnick        For        For              Management
9.  Elect Director Jack Langer            For        Withhold         Management
10. Ratify Auditors                       For        For              Management

El Paso Corporation

Ticker: EP                            Security ID:  28336L109
Meeting Date: May 19, 2010            Meeting Type: Annual
Record Date: March 24, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Juan Carlos Braniff    For        For              Management
2.  Elect Director David W. Crane         For        For              Management
3.  Elect Director Douglas L. Foshee      For        For              Management
4.  Elect Director Robert W. Goldman      For        For              Management
5.  Elect Director Anthony W. Hall, Jr.   For        For              Management
6.  Elect Director Thomas R. Hix          For        For              Management
7.  Elect Director Ferrell P. McClean     For        For              Management
8.  Elect Director Timothy J. Probert     For        For              Management
9.  Elect Director Steven J. Shapiro      For        For              Management
10. Elect Director J. Michael Talbert     For        For              Management
11. Elect Director Robert F. Vagt         For        For              Management
12. Elect Director John L. Whitmire       For        For              Management
13. Amend Omnibus Stock Plan              For        For              Management
14. Ratify Auditors                       For        For              Management

Intrepid Potash, Inc.

Ticker: IPI                           Security ID:  46121Y102
Meeting Date: May 20, 2010            Meeting Type: Annual
Record Date: March 24, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director J. Landis Martin       For        For              Management
2.  Elect Director Barth E. Whitham       For        For              Management
3.  Ratify Auditors                       For        For              Management

ITC^DeltaCom, Inc.

Ticker: ITCD                          Security ID:  45031T872
Meeting Date: May 11, 2010            Meeting Type: Annual
Record Date: March 31, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director John Almeida, Jr.      For        Withhold         Management
2.  Elect Director Philip M. Tseng        For        Withhold         Management
3.  Elect Director Randall E. Curran      For        Withhold         Management
4.  Elect Director John J. DeLucca        For        For              Management
5.  Elect Director Clyde A. Heintzelman   For        For              Management
6.  Elect Director Michael E. Leitner     For        Withhold         Management
7.  Elect Director Thomas E. McInerney    For        For              Management
8.  Elect Director Sanjay Swani           For        For              Management

Newark Group, Inc.

Ticker: N/A                           Security ID:  N/A
Meeting Date: June 7, 2010            Meeting Type: Written Consent
Record Date: May 5, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  The Plan                               None      For              Management

Nortek, Inc.

Ticker:  N/A                          Security ID:  656559BJ9
Meeting Date: October 16, 2009        Meeting Type: Written Consent
Record Date: September 9, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Accept or Reject the Plan             For        For              Management

Pliant Corporation

Ticker: N/A                           Security ID:  729136AM3
Meeting Date: September 25, 2009      Meeting Type: Written Consent
Record Date: August 18, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Optional Release Election             For        For              Management

Rue21, Inc.

Ticker: RUE                           Security ID:  781295100
Meeting Date: June 11, 2010           Meeting Type: Annual
Record Date: April 13, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Robert N. Fisch        For        Withhold         Management
2.  Elect Director Arnold S. Barron       For        For              Management
3.  Ratify Auditors                       For        For              Management

Supreme Industries, Inc.

Ticker: STS                           Security ID:  868607102
Meeting Date: May 6, 2010             Meeting Type: Annual
Record Date: March 8, 2010

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Edward L. Flynn        For        Against          Management
2.  Elect Director Mark C. Neilson        For        Against          Management
3.  Ratify Auditors                       For        Against          Management

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                                   SIGNATURES
                          [See General Instruction F]


      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MassMutual Corporate Investors
             ------------------------------

By (Signature and Title)* /s/ Michael L. Klofas
                          ----------------------------
                          Michael L. Klofas, President

Date: August 31, 2010
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* Print the name and title of each signing officer under his or her signature.